Restructuring costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense Of Restructuring Activities [Line Items]
Employee benefit costs	£ 26	£ 0	£ (26)
Restructuring and integration related depreciation and impairment (credit) cost	19	0	39
Restructuring and integration costs (reversal) associated with other operating expenses	21	£ 0	(15)
South Africa
Expense Of Restructuring Activities [Line Items]
Depreciation, property, plant and equipment	14
Impairment loss recognized in profit or loss, property, plant and equipment	14
Bangladesh
Expense Of Restructuring Activities [Line Items]
Impairment loss recognized in profit or loss, property, plant and equipment	21
United States
Expense Of Restructuring Activities [Line Items]
Impairment loss recognized in profit or loss, property, plant and equipment			46
Impairment	£ 16
Machinery
Expense Of Restructuring Activities [Line Items]
Impairment			4
Quantum provision
Expense Of Restructuring Activities [Line Items]
Restructuring and integration related depreciation and impairment (credit) cost			(7)
Macro-economic
Expense Of Restructuring Activities [Line Items]
Restructuring and integration related depreciation and impairment (credit) cost			46
Site clean up costs
Expense Of Restructuring Activities [Line Items]
Restructuring and integration costs (reversal) associated with other operating expenses			£ (3)